Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax positions
Unrecognized tax benefits, beginning balance	$ 608	$ 403	$ 302
Increases related to current year tax positions	145	12	101
Additions related to business combinations		193
Unrecognized tax benefits, ending balance	$ 753	$ 608	$ 403